Notes Payable (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of notes payable
Total Related Party Notes Payable:	$ 330,259	$ 321,786	$ 2,373,557
Convertible debentures issued during the years 2009 to 2013[Member]
Components of notes payable
Total Related Party Notes Payable:			1,733,006
Convertible debentures issued during the years 2010 to 2013[Member]
Components of notes payable
Total Related Party Notes Payable:			625,550
Short term, unsecured notes payable issued on August 9 to December 2013 [Member]
Components of notes payable
Total Related Party Notes Payable:			15,000
Term notes issued on March 25, 2011[Member]
Components of notes payable
Total Related Party Notes Payable:	300,000	$ 300,000	300,000
Short term, unsecured notes payable issued during the years 2012 to 2013[Member]
Components of notes payable
Total Related Party Notes Payable:			111,550
Short term, unsecured notes payable issued on September 2012[Member]
Components of notes payable
Total Related Party Notes Payable:			42,900
Term notes issued on October 22, 2013 [Member]
Components of notes payable
Total Related Party Notes Payable:			100,000
Insurance policy finance agreements [Member]
Components of notes payable
Total Related Party Notes Payable:	$ 30,259	$ 21,786	23,736
Other Notes Payable [Member]
Components of notes payable
Total Related Party Notes Payable:		$ 321,786	$ 578,185